Annual Total Returns[BarChart] - NVIT International Index Fund - Class I Shares	2011	2012	2013	2014	2015	2016	2017	2018	2019	2020
Total	(12.72%)	18.29%	21.36%	(6.12%)	(1.26%)	0.75%	24.56%	(13.90%)	21.42%	7.34%